SIGNIFICANT ACCOUNTING POLICIES - Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total amortization expense related to other intangible assets during the last three years and future estimated amortization
Total amortization expense related to other intangible assets	$ 206	$ 195	$ 185
2020	209
2021	207
2022	201
2023	196
2024	$ 187
Customer relationships
Other intangible assets
Weighted-average useful life of other amortizable assets	14 years
Trademarks
Other intangible assets
Weighted-average useful life of other amortizable assets	14 years
Patents
Other intangible assets
Weighted-average useful life of other amortizable assets	15 years
Other technology
Other intangible assets
Weighted-average useful life of other amortizable assets	5 years
Other intangibles
Other intangible assets
Weighted-average useful life of other amortizable assets	14 years	14 years